CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Total Revenues	$ 479,802	$ 6,775	$ 847,834	$ 91,873
Cost of Goods Sold	362,603	4,770	603,006	86,327
Gross Profit	117,199	2,005	244,828	5,546
Research and development	4,408	0	44,090	45,578
Selling, general and administrative expense	3,140,720	1,391,896	6,491,671	5,590,867
Total operating expenses	3,145,128	1,391,896
Loss from operations	(3,027,929)	(1,389,891)	(6,290,933)	(5,630,899)
Other Income (Expense)
Amortization of debt discount	(133,353)	(37,054)	(444,450)	(255,583)
Gain on extinguishment of debt	15,591	0	0	(736,000)
Gain (loss) on fair market valuation of derivatives	(1,014,000)	(71,000)	(91,000)	870,000
Interest and financing cost, net	(367,370)	(80,807)	(760,132)	(733,495)
Total Other Income (Expense)	(1,499,132)	(188,861)	(1,248,604)	(855,078)
Gain incurred in connection with troubled debt restructuring, net	41,578		46,978	0
Loss before Provision for Income taxes	(4,527,061)	(1,578,752)	(7,539,537)	(6,485,977)
State taxes	0	3,499	3,351,645	2,209,715
Net Loss	(4,527,061)	(1,582,251)	(4,187,892)	(4,276,262)
Preferred Dividend	258,438	441,900	1,560,200	1,175,350
Net Loss applicable to common shareholders	$ (4,785,499)	$ (2,024,151)	$ (5,748,092)	$ (5,451,612)
Net Loss per Common Share - Basic and Diluted	$ (0.08)	$ (0.04)	$ (0.10)	$ (0.15)
Weighted Average Number of common shares outstanding - Basic and Diluted	64,008,126	48,265,436	55,307,453	37,314,265